Loan facilities and lines of credit (Details 2) ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Debt Instrument [Line Items]
Unsecured senior notes	¥ 10,224	$ 1,482	¥ 9,386
Total Loan Facilities	42,379
Unsecured Senior Notes [Member]
Debt Instrument [Line Items]
Unsecured senior notes	10,224
Unsecured Borrowings [Member]
Debt Instrument [Line Items]
Unsecured borrowings	24,327
Secured Borrowings [Member]
Debt Instrument [Line Items]
Secured borrowings	¥ 7,828